CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products	$ 20,547	$ 17,917	$ 12,480
Services	3,089	2,565	3,306
Total revenues	23,636	20,482	15,786
Cost of revenues :
Products	8,350	7,540	5,765
Services	343	350	417
Total cost of revenues	8,693	7,890	6,182
Gross profit	14,943	12,592	9,604
Operating expenses:
Research and development	5,812	5,615	6,102
Less - royalty-bearing participation	1,664	1,537	1,567
Research and development, net	4,148	4,078	4,535
Selling and marketing, net	7,295	7,592	8,515
General and administrative	2,262	2,051	2,107
Total operating expenses	13,705	13,721	15,157
Operating income (loss)	1,238	(1,129)	(5,553)
Financial expenses, net	(332)	(291)	(314)
Loss before taxes on income	906	(1,420)	(5,867)
Taxes on income	(180)		(120)
Net income (loss)	$ 726	$ (1,420)	$ (5,987)
Net profit (loss) per share:
Basic net income (loss) per Ordinary Share	$ 0.09	$ (0.19)	$ (0.93)
Diluted net income (loss) per Ordinary Share	$ 0.08	$ (0.19)	$ (0.93)
Weighted average number of Ordinary Share used in computing basic net income (loss) per share	8,088,974	7,340,056	6,442,068
Weighted average number of Ordinary Share used in computing diluted net income (loss) per share	8,592,387	7,340,056	6,442,068